Overview of consolidation scope (Details)	12 Months Ended
Dec. 31, 2021 subsidiary
ARGENX SE | NETHERLANDS
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX BV | BELGIUM
Overview of consolidation scope
Number of subsidiaries	2
Participation ( as a percent)	100.00%
IIP BV | BELGIUM
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX US INC | UNITED STATES
Overview of consolidation scope
Number of subsidiaries	5
Participation ( as a percent)	100.00%
ARGENX SWITZERLAND, SA | SWITZERLAND
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX JAPAN KK | JAPAN
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX FRANCE SAS | FRANCE
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX GERMANY GMBH | GERMANY
Overview of consolidation scope
Participation ( as a percent)	100.00%